Intangible Assets (Details) - CAD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 06, 2023
Intangible Assets [Line Items]
Capitalization rate	17.00%	12.00%	17.00%
Development of amortization costs		$ 56,215,716	$ 43,267,013
Impairment expense recognized			5,791,439
Carrying amount of assets			$ 5,791,439
Discount rate based on estimated weighted average cost of capital			33.65%
Development costs			$ 3,703,920
Related transactions costs			798,778
Amortization related to specific license			224,873
Capitalization rate				16.00%	21.00%
Amortization development			31,560,716
Assets carrying amount			7,975,234			$ 1,424,196
Recoverable amount			(2,233,781)
Carrying value			(32,466,050)
impairment loss			$ 30,232,269
Discount interest rate			27.50%
Development Cost [Member]
Intangible Assets [Line Items]
Amortization development			$ 49,695,492
Automotive Software [Member]
Intangible Assets [Line Items]
Impairment expense				$ 38,207,503
Licenses [Member]
Intangible Assets [Line Items]
Components of technology projects			1,424,196
Amortization related to specific license			$ 224,873